Revenue Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Customer loyalty program point balance liability, revenue recognized	$ (7)
Outstanding point balance amount	272
Calculated under Revenue Guidance in Effect before Topic 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Contract with customer liability	341
Loyalty points revenue recognized	$ 127